Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4. Fair Value Measurements

The following table reflects the assets and liabilities carried at fair value measured on a recurring basis:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Fair values at December 31, 2014
Assets:
Certificate of deposit	$249	$-	$249	$-

Fair values at December 31, 2013
Assets:
Certificate of deposit	$247	$-	$247	$-

A summary of the activity of the fair value of the measurements using unobservable inputs (Level 3 Assets and Liabilities) for the year ended December 31, 2013 is as follows (in thousands):

	Beginning Value of Level 3 Measurements	New Level 3 Measurements	Gain Recognized in Earnings	Settlements	Ending Fair Value of Level 3 Measurements
Year ended December 31, 2013:
Contingently returnable escrow receivable asset	$-	$136	$-	$(136)	$-

Contingent consideration liability	$5,750	$-	$(5,750)	$-	$-

Our contingently returnable escrow receivable was valued using probability-weighted, future possible expected outcomes.  The unobservable input utilized in the determination of this receivable is our estimation of which clients of Campus Solutions subject to the escrow agreement will agree to the assignment of their contracts to us (see “Note 3 – Acquisitions” for additional information related to this arrangement).

Our contingent consideration liability was valued using probability-weighted, future possible expected outcomes and an appropriate discount rate. The unobservable input utilized in the determination of this liability was our estimation of the range of revenues which were to be achieved by the Campus Labs business during 2013. During the year ended December 31, 2013, we reduced the range of revenues utilized to estimate the contingent consideration liability to reflect our estimates regarding the revenue to be earned by the Campus Labs business during 2013. The $5.8 million adjustment recognized in earnings during the year ended December 31, 2013 was recorded in the merger and acquisition related line item in the consolidated statement of operations. There was no payment due at the end of the earn-out period.

We had no unrealized gains or losses from investments as of December 31, 2014 and 2013, and there is no difference between the amortized cost and fair value of the securities we held.

The carrying amounts of our cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value, because of the short-term nature of these instruments. The carrying amount of our debt outstanding under our credit facility approximates fair value. Our loan receivable related to New Markets Tax Credit financing is a debt instrument that we classify as held to maturity and is recorded at amortized cost. The carrying value of both our loan receivable and loan payable related to New Markets Tax Credit financing approximates fair value as of December 31, 2014. The fair value of our loan payable and loan receivable related to New Markets Tax Credit financing was estimated using discounted cash flow analysis based on rates for similar types of arrangements.